Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Components of Other Non-Current Assets:
Other non-current assets	$ 24,793	$ 37,891
Total other non-current assets	251,476	157,504
OLT Offshore LNG Toscana
Components of Other Non-Current Assets:
Investment in OLT Offshore LNG Toscana	$ 7,347	$ 7,347
Ownership percentage	2.70%	2.70%
Golar Gimi and Gandria
Components of Other Non-Current Assets:
Other non-current assets	$ 15,000	$ 31,000
Interest Rate Swaps
Components of Other Non-Current Assets:
Derivatives	16,336	10,166
Earn-out Units
Components of Other Non-Current Assets:
Derivatives	0	7,400
FLNG | FLNG derivative
Components of Other Non-Current Assets:
Derivatives	$ 203,000	$ 94,700